SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]		12 Months Ended
	Dec. 15, 2020 Share	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year		0
Granted	358,203	358,203
Outstanding at the end of year		358,203
Weighted average grant date, beginning of year | $ / shares		$ 0
Weighted average grant date, Granted | $ / shares		4.71
Weighted average grant date, end of year | $ / shares		$ 4.71
Vested, beginning of year		0
Vested, Granted		0
Vested, end of year		0
Unvested, beginning of year		0
Unvested, Granted		358,203
Unvested, end of year		358,203